Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties

2.       Transactions with Related Parties

a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, in accordance with the terms of the Management Agreement, if both parties agree. On January 1, 2022, monthly fees for operating conventional vessels were $27.5, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $28.6, for third-party managed vessels, the handymaxes Afrodite and Ariadne and the aframax Ise Princess were $27.5, for vessels chartered out on a bare-boat basis and for vessels under construction monthly fees were $20.4, for the DP2 shuttle tankers were $35.0, while the monthly fees for LNG carriers, Neo Energy and Maria Energy were $38.9 and $30.8 for the LNG carrier Tenergy (since delivery January 12, 2022). From May 1, 2022, monthly fees increased to $28.5 for all conventional vessels, third-party managed vessels, the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, monthly fees amounted to $29.1, the handymaxes Afrodite and Ariadne and the aframax Ise Princess remained at $27.5, for vessels chartered out on a bare-boat basis and for vessels under construction monthly fees amounted to $21.0, for the DP2 shuttle tankers at $36.0, while the monthly fees for LNG carriers, Neo Energy and Maria Energy amounted to $42.4 and $34.3 for the LNG carrier Tenergy. Monthly fees for the VLCC Dias I, which is managed by a third-party manager, amounted to $28.7, upon its delivery November 2022. Monthly fees for the suezmax Decathlon, which is managed by a third-party manager (since July 2022), amounted to $28.5. On January 1, 2023, monthly fees for operating conventional vessels were $30.0, for third-party managed vessels, the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I monthly fees amounted to $29.7, the handymaxes Afrodite and Ariadne $28.9, the aframax Ise Princess at $28.9, for vessels chartered out on a bare-boat basis and for vessels under construction monthly fees amounted to $21.0, for the DP2 shuttle tankers at $36.0, while the monthly fees for LNG carriers, Neo Energy and Maria Energy amounted to $45.1 and $36.7 for the LNG carrier Tenergy. Monthly fees for VLCC Dias I, which is managed by a third-party manager, remained at $28.7. Monthly fees for the suezmax Decathlon, which is managed by a third-party manager amounted to $28.4.

The Management Company, for services rendered, charged $4,809 for the second quarter of 2023 and $5,041 for the prior year second quarter. Charges for the first half of 2023 amounted to $10,030 and $10,005 for the prior year respective period.

In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. For the first half of 2023, an award of $5,000 was granted to the Management Company and is included in the general and administrative expenses in the accompanying consolidated statements of comprehensive income. No incentive award was granted in the first six months of 2022.

The Holding Company and the Management Company have certain officers and directors in common. The Chief Executive Officer, who is also a Director (and until June 16, 2023, the President) of the Holding Company, is also the sole stockholder of the Management Company. Following the Annual General Meeting of June 16, 2023, George Saroglou, who is the Holding Company’s Chief Operating Officer, has been also appointed President of the Holding Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2023, are $10,371 for the remainder of 2023, $21,066 for 2024, $20,796 for 2025, $20,490 for 2026, $20,130 for 2027 and $87,221 from 2028 to 2032.

Management fees for vessels are included in General and administrative expenses in the accompanying Consolidated Statements of Comprehensive Income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels. During the six months ended June 30, 2023, and June 30, 2022, $879 and $599, respectively were charged and accounted for as part of construction costs for delivered vessels or included in Advances for vessels under construction. For the second quarter of 2023, the amount of $473 was charged, compared to $302 in the second quarter of 2022.

As of June 30, 2023, the amount due from the Management Company was $14 ($165 due to the Management Company at December 31, 2022).

(b) Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company had appointed TCM to provide technical management to the Company’s vessels, up to February 2023, where Tsakos Shipping assumed all technical management responsibilities for all vessels under the TCM structure. TCM was owned jointly and in equal part by related party interests and by a private German group during the period up to February 2023, and is now fully owned by related party interests. TCM/TSM for technical services charged $171 for the second quarter of 2023 and $476 for the prior year second quarter. For the first half of 2023, charges amounted to $374 compared to $1,058 for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income.

On May 2, 2023, TCM was renamed to Tsakos Shipmanagement S.A.(“TSM”).

As of June 30, 2023, the amount due from TSM was $7,153 ($8,889 at December 31, 2022).

(c) Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): The Management Company appointed Tsakos Shipping to provide technical management to the Company’s vessels from February 2023. The Management Company, at its own expense, pays technical management fees to TST, and the Company bears and pays directly to TST most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TST personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. TST for technical services rendered charged $256 for the second quarter of 2023 and $nil for the prior year second quarter. For the first half of 2023, charges amounted to $327 compared to $nil for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income.

Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commissions. In the first half of 2023 and 2022, Tsakos Shipping charged for the sale of the six handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon, Ajax and the two handysize tankers Arion and Amphitrite a brokerage commission of $848 and $206 for the sale of aframax tanker Proteas, respectively. During the first half of 2023, a ship brokerage company affiliated with a non executive member of the Board of Directors, received a fee of $250 for brokerage services provided to the Company in relation to the sale of the six handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon, Ajax, presented in Other, net, in the accompanying consolidated statements of comprehensive income. Tsakos Shipping may also charge a fee of $250 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first half of 2023, $500 in aggregate was charged for supervision fees of the LNG carrier, Tenergy and the DP2 shuttle tanker, Porto. In the first half of 2022 no such fee was charged.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders and directors of the Holding Company.

Tsakos Shipping for chartering services rendered charged $2,687 for the second quarter of 2023 compared to $2,709 for the prior year second quarter. For the first half of 2023, the charge amounted to $5,924 compared to $4,529 for the prior year first half.

The amount due to Tsakos Shipping as of June 30, 2023, was $3,754 ($3,217 at December 31, 2022). There is also as of June 30, 2023, an amount of $328 ($506 at December 31, 2022) due to Tsakos Shipping, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurances through Argosy, a captive insurance company affiliated with Tsakos Shipping. During the six-month period ended June 2023, the Company incurred insurance recoveries amounting to $3,593 from loss of hire recorded in voyage revenues and insurance recoveries of $3,216 from damages to fixed assets recorded in vessel operating expenses, presented in Company’s consolidated statements of comprehensive income, respectively. For the second quarter of 2023, Argosy, for services rendered, charged $3,351 compared to $2,890 for the prior year quarter. For the first half of 2023, charges amounted to $6,642 compared to $5,141 for the prior year first half. The amount due to Argosy as at June 30, 2023, was $2,220 ($3,569 at December 31, 2022). There is also an amount of $1,474 ($259 at December 31, 2022) due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. For the second quarter of 2023, AirMania, for services rendered, charged $1,661 compared to $1,636 in the prior year quarter. For the first half of 2023, charges amounted to $3,223 compared to $2,892 for the prior year’s first half.

The amount due to AirMania as of June 30, 2023, was $495 ($488 at December 31, 2022).